Schedule of Investments (unaudited)	iShares® Core Growth Allocation ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Domestic Equity — 34.4%
iShares Core S&P 500 ETF	1,379,198	$635,796,486
iShares Core S&P Mid-Cap ETF	142,250	39,637,963
iShares Core S&P Small-Cap ETF	156,174	17,657,032
		693,091,481
Domestic Fixed Income — 34.0%
iShares Core Total USD Bond Market ETF	12,883,302	684,361,003

International Equity — 25.5%
iShares Core MSCI Emerging Markets ETF	2,091,505	130,572,657
iShares Core MSCI International Developed
Markets ETF	5,553,400	384,295,280
		514,867,937
International Fixed Income — 6.0%
iShares Core International Aggregate Bond ETF	2,194,268	120,399,485

Total Investment Companies — 99.9%
(Cost: $1,694,864,678)		2,012,719,906
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)	1,383,000	$1,383,000

Total Short-Term Investments — 0.1%
(Cost: $1,383,000)		1,383,000

Total Investments in Securities — 100.0%
(Cost: $1,696,247,678)		2,014,102,906

Other Assets, Less Liabilities — 0.0%		747,340

Net Assets — 100.0%		$2,014,850,246

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,523,000	$—	$(140,000	)(a)	$—	$—	$1,383,000	1,383,000	$31	$—
iShares Core International Aggregate Bond ETF	110,030,490	13,204,819	(839,785)		43,772	(2,039,811)	120,399,485	2,194,268	—	—
iShares Core MSCI Emerging Markets ETF	119,154,769	13,909,347	(918,712)		224,344	(1,797,091)	130,572,657	2,091,505	—	—
iShares Core MSCI International Devel-oped Markets ETF	356,851,973	31,376,538	(10,164,136)		508,397	5,722,508	384,295,280	5,553,400	—	—
iShares Core S&P 500 ETF	581,403,308	51,286,442	(25,608,518)		2,498,463	26,216,791	635,796,486	1,379,198	2,360,930	—
iShares Core S&P Mid-Cap ETF	36,553,257	3,209,584	(1,412,995)		124,935	1,163,182	39,637,963	142,250	140,140	—
iShares Core S&P Small-Cap ETF	16,649,040	1,457,337	(896,559)		50,070	397,144	17,657,032	156,174	79,888	—
iShares Core Total USD Bond Market ETF	623,132,518	75,873,298	(4,768,647)		185,659	(10,061,825)	684,361,003	12,883,302	2,854,178	—
					$3,635,640	$19,600,898	$2,014,102,906		$5,435,167	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Core Growth Allocation ETF
October 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,012,719,906	$—	$—	$2,012,719,906
Money Market Funds	1,383,000	—	—	1,383,000
	$2,014,102,906	$—	$—	$2,014,102,906

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